Trade and Finance Receivables (Finance Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current portion, net	$ 4,000	$ 4,000
Long-term portion, net	27,000	30,000
Growers receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivable	41,008	46,188
Reserve	(36,854)	(37,519)
Net receivable	4,154	8,669
Current portion, net	4,154	8,669
Long-term portion, net	0	0
Seller financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivable	30,523	35,021
Reserve	0	0
Net receivable	30,523	35,021
Current portion, net	3,691	4,771
Long-term portion, net	$ 26,832	$ 30,250